SCHEDULE H, LINE 4i SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	62-1051971
Plan number	003
Current value	$ 18,587,940
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.75%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%